Related Party Disclosures	12 Months Ended
Dec. 31, 2020
Related Party Disclosures
Related Party Disclosures

8. Related Party Disclosures

Management Fees

The Trusts pay the Manager a monthly management fee, calculated and accrued daily and payable monthly in arrears on the last day of each month. Management fees are unique to each Trust and are subject to applicable taxes.